American Funds Preservation Portfolio (Prospectus Summary): | American Funds Preservation Portfolio
American Funds Preservation Portfolio

American Funds Portfolio Series SM
Prospectus Supplement

June 15, 2012

(for prospectus dated March 27, 2012)

The table in the Summary section for the American Funds Preservation Portfolio under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Preservation Portfolio		Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.25%	none	0.25%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	[1]	0.48%	0.48%	0.48%	0.42%	0.44%	0.54%	0.55%	0.54%	0.49%	0.54%	0.40%	0.54%	0.45%	0.40%	0.38%	0.35%
Acquired (underlying) fund fees and expenses	[1]	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses		1.14%	1.89%	1.89%	1.08%	0.85%	1.20%	1.96%	1.95%	1.40%	0.95%	1.81%	1.70%	1.36%	1.06%	0.79%	0.76%
Fee waiver and/or expense reimbursement	[2]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.76%	1.51%	1.51%	0.70%	0.47%	0.82%	1.58%	1.57%	1.02%	0.57%	1.43%	1.32%	0.98%	0.68%	0.41%	0.38%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

The table in the Summary section for the American Funds Preservation Portfolio under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety as follows:

Expense Example American Funds Preservation Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	326	566
Class B	654	957
Class C	254	557
Class F-1	72	306
Class F-2	48	233
Class 529-A	351	624
Class 529-B	680	1,017
Class 529-C	279	614
Class 529-E	124	445
Class 529-F-1	78	304
Class R-1	146	533
Class R-2	134	499
Class R-3	100	393
Class R-4	69	299
Class R-5	42	214
Class R-6	39	205

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds Preservation Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class B	154	557
Class C	154	557
Class 529-B	180	617
Class 529-C	179	614

Keep this supplement with your prospectus